UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-30D

                 SEMIANNUAL REPORT PURSUANT TO SECTION 30(b) of
                       THE INVESTMENT COMPANY ACT OF 1940

                   For the fiscal year ended December 31, 1997

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
             (Exact name of Registrant as specified in its charter)

Delaware                                          75-2614883
(State or other jurisdiction                      (I.R.S. Employer
or incorporation or organization)                 Identification No.)

                         825 N.E. Multnomah, Suite 1900
                          Portland, Oregon 97232-4116
                    (Address of principal executive offices)
                                   (Zip Code)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                                825 NE Multnomah
                    Suite 1900, Portland, Oregon 97232-4116

                                 March 29, 2000

To the Members of WhiteRock Portfolio Investors, L.L.C.:

      Please find enclosed, for your information, the financial statements of WhiteRock Portfolio Investors, L.L.C. for the periods ended December 31, 1997, June 30, 1998, December 31, 1998, and June 30, 1999. This information reflects the financial position of WhiteRock as of the dates of these statements and its financial results for the periods shown. The statements for June 30, 1998 and June 30, 1999 have not been audited. Please retain this information for future reference and call the undersigned at (214) 754-8459 with any questions you may have.

                                        Sincerely,

                                        /s/ Rhonda S. Brittain

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                         (A Limited Liability Company)

                              FINANCIAL STATEMENTS

                     WITH REPORT OF INDEPENDENT ACCOUNTANTS

                      for the year ended December 31, 1997

PRICEWATERHOUSE COOPERS [LOGO]

                        Report of Independent Accountants

To the Board of Members and Members
White Rock Portfolio Investors, L.L.C.

We have audited the accompanying balance sheet of WhiteRock Portfolio Investors. L.L.C. (A Limited Liability Company) as of December 31, 1997 and the related statements of operations. changes in net assets, cash flows and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements and financial highlights of WhiteRock Investors, L.L.C. as of December 31, 1996 and 1995. and for the periods then ended, were audited by other auditors whose report dated April 11, 1997, expressed an unqualified opinion on those statements. We did not audit the financial statements of Brazos Fund, L.P., a limited partnership investment, which represents 37.26% of net assets of the Company as of December 31, 1997, and 82.14% of net income for the year then ended. Those statements were audited by other auditors whose report has been furnished to us.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, based on our audit and the report of other auditors, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. as of December 31, 1997 and the results of its operations. changes in net assets. cash flows and financial highlights for the year then ended in conformity with generally accepted accounting principles.


/s/ Pricewaterhouse Coopers LLP

Dallas, Texas
July 8, 1998

                          WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                                  BALANCE SHEET
                                December 31, 1997

                                     ASSETS

Cash and cash equivalents                                          $     26,808
Investment in Lone Star Opportunity Fund. L.P. (Note 2)              10,202,668
Investment in Brazos Fund, L.P. (Note 2)                              6,064,550
                                                                   ------------

    Total investments in limited partnerships                        16,267,218

Accounts receivable - related parties                                    12,783
                                                                   ------------

       Total assets                                                $ 16,306,809
                                                                   ============

                           LIABILITIES AND NET ASSETS

Liabilities, accounts payable - related parties                    $     29,541
Net assets (3,025,495 units outstanding)                             16,277,268
                                                                   ------------

       Total liabilities and net assets                            $ 16,306,809
                                                                   ============

Net asset value per unit                                           $       5.38

   The accompanying notes are an integral part of these financial statements.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                             STATEMENT OF OPERATIONS
                      for the year ended December 31, 1997

Investment income                                                   $ 3,333,676
Other income                                                             11,654
                                                                    -----------

                                                                      3,345,330
Canadian tax on dividends received                                       23,958
                                                                    -----------

     Net investment income                                            3,321,372

Unrealized loss on investments                                        1,204,864
                                                                    -----------

     Net income                                                     $ 2,116,508
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                       STATEMENT OF CHANGES IN NET ASSETS
                 for the years ended December 31, 1997 and 1996

                                                                 1997            1996
                                                             ------------    ------------
Net investment income                                        $  3,321,372    $  3,366,870

Unrealized loss on investments                                 (1,204,864)
                                                             ------------    ------------

    Net increase in net assets resulting from operations        2,116,508       3,366,870

Distributions to members from net investment income            (4,859,000)    (12,542,099)

Increase in net assets from members' capital contributions      9,637,449       6,528,866
                                                             ------------    ------------

    Total increase (decrease) in net assets                     6,894,957      (2,648,353)

Net assets, beginning of year                                   9,382,311      12,028,574
                                                             ------------    ------------

Net assets, end of year (including undistributed
    investment income of $2,173,265 and $-0-, respectively)  $ 16,277,268    $  9,382,311
                                                             ============    ============

   The accompanying notes are an integral part of these financial statements.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C
                          (A Limited Liability Company)
                             STATEMENT OF CASH FLOWS
                      for the year ended December 31, 1997

Cash flows from operating activities:
   Net income                                                                      $  2,116,508
   Adjustments to reconcile net income to net cash used in operating activities:
     Investment income                                                               (3,333,676)
     Unrealized loss on investments                                                   1,204,864
    Changes in operating assets and liabilities
      Increase in accounts receivable - related parties                                  (2,808)
      Decrease in accounts payable - related parties                                     (4,759)
                                                                                   ------------
        Net cash used in operating activities                                           (19,869)
                                                                                   ------------

Cash flows from investing activities:
  Contributions made to investments in limited partnership                           (9,641,180)
  Distributions received from investments in limited partnerships                     4,672,612
  Return of invested capital                                                            234,221
                                                                                   ------------

        Net cash used in investing activities                                        (4,734,347)
                                                                                   ------------

Cash flows from financing activities:
  Member contributions                                                                9,637,449
  Member distributions                                                               (4,859,000)
                                                                                   ------------

        Net cash provided by financing activities                                     4,778,449
                                                                                   ------------

Net increase in cash and cash equivalents                                                24,233

Cash and cash equivalents, beginning of year                                              2,575
                                                                                   ------------

Cash and cash equivalents, end of year                                             $     26,808
                                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                              FINANCIAL HIGHLIGHTS
                 for the years ended December 31, 1997, 1996 and
  for the period from September 29, 1995 (inception) through December 31, 1995

                                                                                September 29,
                                                                              1995 (inception)
                                                                                  through
                                                                                December 31,
                                                             1997      1996          1995
                                                           ------    ------   ---------------
Operating Performance:

  Net asset value, beginning of period                     $ 6.50    $14.48        $ 0.00

  Net investment income                                      1.65      2.79         (0.07)
  Net unrealized loss on investments                          (40)     0.00          0.00
                                                           ------    ------        ------

   Net increase (decrease) in net asset value
     resulting from operations                               1.25      2.79         (0.07)
                                                           ------    ------        ------

Capital contributions from members                           0.00      0.00         14.55

Distributions to members                                    (2.38)   (10.77)         0.00
                                                           ------    ------        ------

Net asset value, end of period                             $ 5.38    $ 6.50        $14.48
                                                           ======    ======        ======

Total investment return *                                   33.32%    35.26%        (0.49)%
                                                           ======    ======        ======

Ratio of net investment income to average net assets        25.67%    29.03%        (0.49)%
                                                           ======    ======        ======

   The accompanying notes are an integral part of these financial statements.

* Total investment return represents aggregate net income to net assets at the end of the period.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                          NOTES TO FINANCIAL STATEMENTS

1.    Summary of Accounting Policies:

      Description of Business

      WhiteRock Portfolio Investors. L.L.C. (WhiteRock) was formed on September
      29. 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and owned real estate (REO) portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos, Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

      The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

      Income Taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. Federal income taxes are the responsibility of WhiteRock's members.

      Investments in Limited Partnerships

      Investments in limited partnerships are initially recorded at cost. which is the net of capital contributions and distributions. and these investments are subsequently recorded at the lower of cost or fair value.

      Investments in Brazos and Lone Star as of December 31, 1997 are recorded for financial statement purposes at fair value. The fair value estimate of the investments is determined based on the projected future cash flows of the investments discounted at a market rate of return for investments with similar risks.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                    NOTES TO FINANCIAL STATEMENTS, Continued

1.    Summary of Accounting Policies, continued:

      Investments in Limited Partnerships, continued

      The fair values of investments as determined by the members, do not necessarily represent the amounts that may be realized from their immediate sale or disposition. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      The Company recognizes investment income from their respective share of the income reported by the limited liability partnerships. based on their ownership percentage.

      Cash and Cash Equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassifications

      Certain balances as of December 31, 1996, have been reclassified to conform to the presentation adopted for the year ended December 31, 1997, These reclassifications had no effect on net assets as previously reported.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                    NOTES TO FINANCIAL STATEMENTS, Continued

2.    Investments in Limited Partnerships:

      The primary focus of Brazos and Lone Star, WhiteRock's two investments at December 31, 1997, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios and other real estate related assets. In addition. Lone Star will target a broad range of investments in various asset classes, property types. transaction structures and deal sizes. As of June 1996, new investment activity on Brazos was terminated with the sole focus on management and disposition of its portfolios. Lone Star continues to invest. The objective of the two funds is to achieve significant yields and capital gains for its partners. The projected holding period for each of these Investments is three to five years. Brazos' and Lone Star's general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star will invest only where they believe that they have a competitive advantage arising from its expertise in origination, evaluation, management and disposition of its assets. As of December 31, 1997, Brazos and Lone Star have invested in eighteen and twenty-eight portfolios, respectively, The operations of Brazos and Lone Star are governed by limited partnership agreements (Agreements) dated March 30, 1995 and November 21, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

      Summary contribution and distribution information related to Brazos and Lone Star through December 31, 1997 is as follows:

                                                    Brazos       Lone Star
                                                ------------   ------------

      Contributions life-to-date                $ 15,416,958   $ 10,250,606
                                                ============   ============

      Distributions life-to-date                $ 14,547,671   $    399,730
                                                ============   ============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                          (A Limited Liability Company)
                    NOTES TO FINANCIAL STATEMENTS, Continued

2.    Investments in Limited Partnerships, continued;

      The following investments in limited partnerships. representing 99.76% of total assets. have been valued in good faith by management:

                                    Ownership                      Estimated
                                    Percentage       Cost              Value
                                    ----------  ------------     ------------

Lone Star Opportunity Fund. L.P.      5.05%     $ 10,202,668     $ 10,202,668

Brazos Fund, L.P.                     6.09%        7,861,307        6,064,550
                                                ------------     ------------

   Total investments                            $ 18,063,975     $ 16,267,218
                                                ============     ============

3.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos. or its general partner, Brazos GenPar, Inc., and Lone Star Partners, L.P., the general partner of Lone Star. Lone Star Partners, L.P. also functions as WhiteRock's administrator, and in that capacity performs all accounting, reporting and income tax services.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls and payables to related parties for distributions declared but not paid. At December 31, 1997, receivables from related parties totaled $12,783 and payables to related parties totaled $29,541. Related party receivables are generally settled within one month.

      WhiteRock uses the facilities of the asset manager for Lone Star and Brazos to maintain all records and transact all business.